UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CLAIRVOYANCE CAPITAL ADVISORS PTE. LTD.

Address:   80 Raffles Place
           45-01, UOB Plaza
           Singapore 048624


Form 13F File Number: 028-13936


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ian Tan
Title:  Chief Compliance Officer
Phone:  (65) 6305 2209

Signature,  Place,  and  Date  of  Signing:

/s/ Ian Tan                        Singapore                          8/15/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              42

Form 13F Information Table Value Total:  $      704,961
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
21VIANET GROUP INC           SPONSORED ADR    90138A103   14,630 1,064,783 SH       SOLE                1,064,783      0    0
ACI WORLDWIDE INC            COM              004498101      719    21,300 SH       SOLE                   21,300      0    0
ASIAINFO-LINKAGE INC         COM              04518A104   48,732 2,942,735 SH       SOLE                2,942,735      0    0
AU OPTRONICS CORP            SPONSORED ADR    002255107      323    47,000 SH       SOLE                   47,000      0    0
AVAGO TECHNOLOGIES LTD       SHS              Y0486S104      380    10,000 SH       SOLE                   10,000      0    0
BAIDU INC                    SPON ADR REP A   056752108      210     1,500 SH       SOLE                    1,500      0    0
CHINA KANGHUI HLDGS          SPONSORED ADR    16890V100    1,191    50,800 SH       SOLE                   50,800      0    0
CHINA LODGING GROUP LTD      SPONSORED ADR    16949N109      580    32,600 SH       SOLE                   32,600      0    0
CREE INC                     COM              225447101   21,254   632,761 SH       SOLE                  632,761      0    0
CREE INC                     COM              225447101   73,680 2,193,500 SH  CALL SOLE                2,193,500      0    0
CTRIP COM INTL LTD           AMERICAN DEP SHS 22943F100   32,790   761,136 SH       SOLE                  761,136      0    0
E HOUSE CHINA HLDGS LTD      ADR              26852W103    1,709   174,199 SH       SOLE                  174,199      0    0
FOCUS MEDIA HLDG LTD         SPONSORED ADR    34415V109   15,858   509,900 SH       SOLE                  509,900      0    0
HOME INNS & HOTELS MGMT INC  SPON ADR         43713W107    2,495    65,600 SH       SOLE                   65,600      0    0
ISOFTSTONE HLDGS LTD         SPONSORED ADS    46489B108      188    12,261 SH       SOLE                   12,261      0    0
JIAYUAN COM INTL LTD         SPONSORED ADR    477374102      570    49,900 SH       SOLE                   49,900      0    0
LDK SOLAR CO LTD             SPONSORED ADR    50183L107      234    31,862 SH       SOLE                   31,862      0    0
LONGTOP FINL TECHNOLOGIES LT ADR              54318P108      689    36,400 SH       SOLE                   36,400      0    0
MAGNACHIP SEMICONDUCTOR CORP COM              55933J203   12,295 1,067,270 SH       SOLE                1,067,270      0    0
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105    1,477   100,000 SH       SOLE                  100,000      0    0
MARVELL TECHNOLOGY GROUP LTD ORD              G5876H105   16,516 1,118,600 SH  CALL SOLE                1,118,600      0    0
MELCO CROWN ENTMT LTD        ADR              585464100    2,568   201,100 SH       SOLE                  201,100      0    0
MINDRAY MEDICAL INTL LTD     SPON ADR         602675100      561    20,000 SH       SOLE                   20,000      0    0
NETEASE COM INC              SPONSORED ADR    64110W102    2,255    50,000 SH       SOLE                   50,000      0    0
NEW ORIENTAL ED & TECH GRP I SPON ADR         647581107    7,586    67,902 SH       SOLE                   67,902      0    0
OMNIVISION TECHNOLOGIES INC  COM              682128103   23,316   669,802 SH       SOLE                  669,802      0    0
PHOENIX NEW MEDIA LTD        SPONSORED ADS    71910C103    1,259   140,372 SH       SOLE                  140,372      0    0
POWERSHARES QQQ TRUST        UNIT SER 1       73935A104  239,610 4,200,000 SH  PUT  SOLE                4,200,000      0    0
QUALCOMM INC                 COM              747525103      568    10,000 SH       SOLE                   10,000      0    0
QUALCOMM INC                 COM              747525103   28,395   500,000 SH  CALL SOLE                  500,000      0    0
RDA MICROELECTRONICS INC     SPONSORED ADR    749394102    4,519   502,722 SH       SOLE                  502,722      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   26,730 1,654,068 SH       SOLE                1,654,068      0    0
SEAGATE TECHNOLOGY PLC       SHS              G7945M107   56,560 3,500,000 SH  CALL SOLE                3,500,000      0    0
SHANDA GAMES LTD             SP ADR REPTG A   81941U105    1,772   271,785 SH       SOLE                  271,785      0    0
SOTHEBYS                     COM              835898107    1,305    30,000 SH       SOLE                   30,000      0    0
TRINA SOLAR LIMITED          SPON ADR         89628E104      224    10,000 SH       SOLE                   10,000      0    0
UNIVERSAL DISPLAY CORP       COM              91347P105    5,264   150,000 SH  PUT  SOLE                  150,000      0    0
VEECO INSTRS INC DEL         COM              922417100   19,364   400,000 SH  PUT  SOLE                  400,000      0    0
WESTERN DIGITAL CORP         COM              958102105   19,793   544,076 SH       SOLE                  544,076      0    0
XUEDA ED GROUP               SPONSORED ADR    98418W109    8,087 1,010,863 SH       SOLE                1,010,863      0    0
YINGLI GREEN ENERGY HLDG CO  ADR              98584B103      921   100,000 SH       SOLE                  100,000      0    0
ZHONGPIN INC                 COM              98952K107    7,784   742,720 SH       SOLE                  742,720      0    0
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